Statement of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Net income	$ (143,753)	$ (95,306)
Changes in operating assets and liabilities:
Accounts payable	502,344	78,198
Tax liabilities	(199,136)	0
Prepaid expense	47,819	(381,472)
Net cash provided by (used in) operating activities	207,274	(398,580)
Cash flows from investing activities
Investments in marketable securities	(884,940)	(82,528,239)
Withdrawal from trust account	384,973
Net cash used in investing activities	(499,967)	(82,528,239)
Cash flows from financing activities
Proceeds from promissory notes		150,000
Repayment of promissory note		(150,000)
Proceeds from sale of shares of common stock to initial stockholders		25,000
Proceeds from sale of units in IPO, including over-allotment, net of offering costs		79,259,163
Proceeds from sale of underwriter units in private placement		100
Net cash provided by financing activities		83,884,263
Net increase in cash	(292,693)	957,444
Cash at beginning of period	521,865	0
Cash at end of period	229,172	957,444
Noncash financing activities:
Income tax paid	$ 384,973	0
Private units
Cash flows from financing activities
Proceeds from sale of private placement		550,000
$11.50 strike warrants
Cash flows from financing activities
Proceeds from sale of private placement		3,950,000
$15 strike warrants
Cash flows from financing activities
Proceeds from sale of private placement		$ 100,000